Annual Total Returns	12 Months Ended
Dec. 31, 2025
YieldMax(R) Universe Fund of Option Income ETFs [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.43%
YieldMax(R) Magnificent 7 Fund of Option Income ETFs [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.78%